Nature of the business	6 Months Ended
Jun. 30, 2018
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business

Atlantica Yield plc (“Atlantica” or the “Company”) was incorporated in England and Wales as a private limited company on December 17, 2013 under the name Abengoa Yield Limited. On March 19, 2014, the Company was re-registered as a public limited company, under the name Abengoa Yield plc. On May 13, 2016, the change of the Company´s registered name to Atlantica Yield plc was filed with the Registrar of Companies in the United Kingdom.

Atlantica is a total return company that owns, manages and acquires renewable energy, efficient natural gas, electric transmission lines and water assets focused on North America (the United States and Mexico), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

On March 9, 2018, Algonquin Power & Utilities (“Algonquin”) announced that it completed the acquisition from Abengoa S.A, (“Abengoa”) of a 25% equity interest in Atlantica, becoming the largest shareholder of the Company. Algonquin does not consolidate the Company in its consolidated financial statements.

On June 18, 2014, Atlantica closed its initial public offering issuing 24,850,000 ordinary shares. The shares were offered at a price of $29 per share, resulting in gross proceeds to the Company of $720,650 thousand. The underwriters further purchased 3,727,500 additional shares from the selling shareholder, a subsidiary wholly owned by Abengoa, at the public offering price less fees and commissions to cover over-allotments (“greenshoe”) driving the total proceeds of the offering to $828,748 thousand.

Prior to the consummation of this offering, Abengoa contributed, through a series of transactions, which we refer to collectively as the “Asset Transfer,” ten concessional assets described below, certain holding companies and a preferred equity investment in Abengoa Concessoes Brasil Holding (“ACBH”). As consideration for the Asset Transfer, Abengoa received a 64.28% interest in Atlantica and $655.3 million in cash, corresponding to the net proceeds of the initial public offering less $30 million retained by Atlantica for liquidity purposes.

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

On February 28, 2018, the Company completed the acquisition of a 100% stake in a 4 MW hydroelectric power plant in Perú (“Mini-Hydro”) for approximately $9 million.

The following table provides an overview of the concessional assets the Company owned as of June 30, 2018:

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD	Contract Years Left (12)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	4Q 2013	26

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BBB/A3/BBB+	4Q 2014	22

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2012 & 2Q 2012	20&19

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A-/Baa1/A-	1Q 2012 & 1Q 2012	19

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A-/Baa1/A-	1Q 2007 & 2Q 2009	14&16

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD	Contract Years Left (12)

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2011& 4Q 2011	19

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2012& 3Q 2012	20

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A-/Baa1/A-	2Q 2010 & 2Q 2010& 3Q 2010	17&17&18

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2013	21

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A-/Baa1/A-	3Q 2006	18

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB/Baa3/BB+(10)	1Q 2015	17

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2Q 2014	16

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	4Q 2014	17

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2Q 2012	15

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB+/Baa3/BBB+	2Q 2013	15

ATN	Transmission line	100%	Peru	USD	362 miles	BBB+/A3/BBB+	1Q 2011	23

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	1Q 2014	26

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2Q 2015	15

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2Q 2014	17

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	1Q 2014	17

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/BBB+	4Q 2007	20

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	1Q 2009	16

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	3Q 2012	20

(1)
On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for the right to receive between 54.06% and 61.20% of taxable losses and distributions until such time as Liberty reaches a certain rate of return, or the “Flip Date”, and 22.60% of taxable losses and distributions thereafter once certain conditions are met.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Sadyt (Sociedad Anónima Depuración y Tratamientos) owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Sadyt (Sociedad Anónima Depuración y Tratamientos) owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“IDAE”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	As of December 31, 2017.

On November 27, 2015, Abengoa, reported that, it filed a communication pursuant to article 5 bis of the Spanish Insolvency Law 22/2003 with the Mercantile Court of Seville nº 2. On November 8, 2016, the Judge of the Mercantile Court of Seville declared judicial approval of Abengoa´s restructuring agreement. On March 31, 2017 Abengoa announced the completion of the restructuring. As a result, Atlantica Yield received Abengoa debt and equity instruments in exchange of the guarantee previously provided by Abengoa regarding the preferred equity investment in ACBH.

The financing arrangement of Kaxu contained cross-default provisions related to Abengoa, such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger defaults under such project financing arrangement. In March 2017, the Company signed a waiver which gives clearance to cross-default that might have arisen from Abengoa insolvency and restructuring up to that date, but does not extend to potential future cross-default events.

In addition, the financing arrangements of Kaxu, Solana and Mojave contained a change of ownership clause that would be triggered if Abengoa ceased to own a minimum of Atlantica Yield’s shares. Based on the most recent public information, Abengoa currently owns 16.47% of Atlantica Yield shares, all of which are pledged as guarantee of asset-backed notes. On March 9, 2018 Abengoa announced it made effective the sale of a 25% stake in Atlantica Yield to Algonquin. Additionally, Algonquin announced on April 17, 2018, that it had exercised an option to purchase the 16.47% remaining stake in Atlantica held by Abengoa, subject to approval by the U.S. Department of Energy (the “DOE”) and other conditions precedent. If Abengoa ceases to comply with its obligation to maintain its 16% ownership of Atlantica Yield ‘s shares, such reduced ownership would put the Company in breach of covenants under the applicable project financing arrangements.

In the case of Kaxu in March 2017 the Company signed a waiver, which allows reduction of ownership by Abengoa below the 35% threshold if it is done in the context of restructuring plan.

In the case of Solana and Mojave, a forbearance agreement signed with the DOE in 2016 with respect to these assets allows reductions of Abengoa’s ownership of the shares of the Company if it results from (i) a sale or other disposition at any time pursuant and in connection with a subsequent insolvency proceeding by Abengoa, or (ii) capital increases by the Company. In other events of reduction of ownership by Abengoa below the minimum ownership threshold such as sales of stake in Atlantica Yield by Abengoa, the available DOE remedies will not include debt acceleration, but DOE remedies available could include limitations on distributions to the Company from Solana and Mojave. In addition, the minimum ownership threshold for Abengoa’s ownership of the shares of the Company has been reduced from 35% to 16%. In November 2017, in the context of the agreement reached between Abengoa and Algonquin for the acquisition by Algonquin of 25% of the shares of the Company and based on the obligations of Abengoa under the EPC contract the Company signed a consent with the DOE which reduces this minimum ownership required by Abengoa in Atlantica Yield to 16%, which became effective upon closing of the transaction on March 9, 2018.

These consolidated condensed interim financial statements were approved by the Board of Directors of the Company on July 31, 2018.